Other Liabilities - Schedule of Other Liabilities (Footnote) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015
Business Acquisition [Line Items]
Professional services expense	$ 53.5
Deferred credits prior to closing of related sale of MSRs and advances		$ 80.0
Homeward [Member]
Business Acquisition [Line Items]
Adjustment to initial purchase price allocation	$ 13.4